Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current Assets:
Allowance for accounts receivable	$ 32	$ 49
Accumulated depreciation	$ 892	$ 1,399
Stockholders' Equity:
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	40,972,394	40,972,394
Common stock, shares outstanding	40,972,394	40,972,394